Financial risk management objectives and policies - Contractual Undiscounted Future Cash Flow Requirements (Details) $ in Millions	Mar. 31, 2019 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 110.4
Operating leases	253.4
Pension obligation	2.2
Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 152.4
Interest rate on borrowings (as a percent)	6.50%
Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 3.0
Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	26.4
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	110.4
Operating leases	32.4
Pension obligation	0.0
2020 | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2020 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2020 | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2020 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	9.9
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Operating leases	36.0
Pension obligation	0.0
2021 | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2021 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2021 | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.0
2021 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	9.9
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Operating leases	34.5
Pension obligation	0.0
2022 | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2022 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	152.4
2022 | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2022 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	6.6
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Operating leases	32.9
Pension obligation	0.0
2023 | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2023 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2023 | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2023 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Operating leases	30.6
Pension obligation	0.0
2024 | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2024 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2024 | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2024 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Operating leases	87.0
Pension obligation	2.2
Thereafter | Revolving facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Thereafter | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Thereafter | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Thereafter | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 0.0